UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21044
UM Investment Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

Undiscovered Managers Multi-Strategy Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Liquidity		Issuer	Value
LONG - TERM INVESTMENTS — 97.9%
PORTFOLIO FUNDS — 97.9% (f) (i)
CONVERTIBLE ARBITRAGE — 2.1%
	Quarterly	Private Investors (US), LP	5,375

EVENT DRIVEN - DISTRESSED — 11.4%
	Quarterly	Boldwater Credit Opportunities Fund I, LP	5,495
	Quarterly	Chatham Asset Partners High Yield Fund, LP	7,997
	Quarterly	Contrarian Capital Fund, LP	6,473
	Quarterly	Mast Credit Opportunities I, LP	9,040
			29,005
EVENT DRIVEN - MULTI STRATEGY — 3.1%
	Annually	Canyon Value Realization Fund (Cayman), Ltd.	7,871
LONG/SHORT - EUROPE — 2.9%
	Quarterly	Glenrock Global Partners, LP	7,420
LONG/SHORT - GENERAL — 25.8%
	Quarterly	Atlas Capital (QP), LP	6,040
	Quarterly	Bonanza Partners, LP	8,706
	Quarterly	Constitution Wharf Fund, LLC	2,375
	Quarterly	Fuller & Thaler Behavioral Finance Fund, Ltd.	6,951
	Annually	Lafayette Street Partners	9,950
	Quarterly	Newcastle Partners, LP	8,326
	Quarterly	SC Fundamental Value Fund, LP	8,513
	Quarterly	Spring Point Institutional Partners, LP	5,054
	Quarterly	Sterling Equity Partners, LP	4,984
	Semi-Annually	Trellus Partners, LP	4,602
			65,501
LONG/SHORT - JAPAN — 2.7%
	Quarterly	Standard Pacific Japan Fund, LP	6,702

LONG/SHORT - SECTOR — 31.9%
	Quarterly	BP Capital Energy Equity Fund, LP	10,388
	Quarterly	CRM Windridge Partners, LP	7,534
	Quarterly	Crosslink Partners II, LP	8,045
	Quarterly	KCM Biomedical II, LP	4,649
	Quarterly	Owenoke Associates Technology Fund, LP	7,379
	Quarterly	Symmetry Capital Qualified Partners, LP	7,303
	Quarterly	TechnoVision Partners, LP	6,680
	Annually	Vardon Partners, II LP	8,130
	Quarterly	Ventana Partners II, LP	5,219
	Monthly	Vine Street Partners, LP	8,441
	Monthly	WPG Select Technology QP Fund, LP	7,335
			81,103
RELATIVE VALUE — 7.2%
	Quarterly	Hourglass Fund, LP	5,364
	Quarterly	Recon Arbitrage Fund, Ltd.	7,141
	Annually	The October Fund, LP	5,892
			18,397
SHORT — 10.8%
	Daily	Advanthedge Fund, LP	2,791
	Quarterly	Arcas Fund II, LP	4,496
	Quarterly	Contra Strategic Short, LP	5,283
	Monthly	HCM Hegemony Fund, LP	3,170
	Quarterly	Highgate Partners, LP	1,296
	Quarterly	Kingsford Captial Partners, LLC	5,459
	Quarterly	Standard Pacific Credit Opportunities Fund, LP	4,964
			27,459
		Total Portfolio Funds
		(Cost $224,675)	248,833

SHORT TERM INVESTMENTS — 0.0% (g)
		Federated Prime Value Obligations Fund
		(Amortized Cost $0)	1

Total Investments — 97.9%
(Cost $224,675)	248,834
Other Assets Less Liabilities — 2.1%	5,395
Net Assets — 100.0%	$254,229

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,161
Aggregate gross unrealized depreciation	(3,002)
Net unrealized appreciation/depreciation	$24,159

Federal income tax cost of investments	$224,675

(f)                                    Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands)

(g)                                 Amount rounds to less than 0.1%.

(i)                                     Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         Effective February 19, 2005, the Registrant changed its Administrator from JPMorgan Chase Bank to JPMorgan Funds Management, Inc.  In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/ George C.W. Gatch
George C. W. Gatch
President
May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch
George C. W. Gatch
President
May 26, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
May 26, 2005